--------------------------
                                                    OMB APPROVAL
                                                    --------------------------
                                                    OMB Number: 3235-0570

                                                    Expires: September 30, 2007

                                                    Estimated average burden
                                                    hours per response: 19.4
                                                    --------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number       811-10529
                                    --------------------------------------------


                                  The GKM Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  11150 Santa Monica Boulevard, Suite 850       Los Angeles, California   90025
--------------------------------------------------------------------------------
             (Address of principal executive offices)                 (Zip code)


                                 Timothy J. Wahl


   GKM Advisers, LLC 11150 Santa Monica Blvd., Suite 850 Los Angeles, CA 90025
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (310) 268-2605
                                                     ---------------------------


Date of fiscal year end:         July 31, 2007
                          ---------------------------------------------


Date of reporting period:       January 31, 2007
                          ---------------------------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.





ITEM 1. REPORTS TO STOCKHOLDERS.



================================================================================




               [GRAPIC OMITTED]   GKM
                                     GKM FUNDS





                                GKM GROWTH FUND















                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2007
                                  (UNAUDITED)







================================================================================

GKM GROWTH FUND
PORTFOLIO INFORMATION
JANUARY 31, 2007 (UNAUDITED)
================================================================================

      SECTOR CONCENTRATION VS. THE S&P 500 INDEX (% OF TOTAL INVESTMENTS)


                               [GRAPHIC OMITTED]


                                          GKM Growth        S&P 500
                                             Fund            Index
                                     -----------------------------------
Energy                                       0.0%             9.7%
Materials                                    6.3%             3.1%
Industrials                                 11.4%            10.8%
Consumer Discretionary                      13.5%            10.8%
Consumer Staples                             2.9%             9.3%
Health Care                                 23.9%            12.2%
Financials                                   2.7%            22.2%
Information Technology                      36.5%            15.1%
Telecommunication Services                   2.9%             3.6%
Utilities                                    0.0%             3.4%


TOP 10 HOLDINGS

                                                          % OF
SECURITY DESCRIPTION                                    NET ASSETS
----------------------------------------               ------------
Google, Inc. - Class A                                     4.0%
Eli Lilly and Company                                      3.1%
Scotts Miracle-Gro Company (The) - Class A                 2.8%
Microsoft Corporation                                      2.7%
Medtronic, Inc.                                            2.5%
Trimble Navigation Ltd.                                    2.3%
Garmin Ltd.                                                2.3%
Oracle Corporation                                         2.3%
Intuit, Inc.                                               2.2%
Manpower, Inc.                                             2.0%

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2007 (UNAUDITED)
================================================================================
ASSETS
   Investments in securities:
      At acquisition cost ...................................    $  33,576,314
                                                                   ===========

      At value (Note 1) .....................................    $  46,201,810
   Dividends receivable .....................................           14,107
   Receivable for capital shares sold .......................           58,113
   Other assets .............................................              249
                                                                   -----------
      Total Assets ..........................................       46,274,279
                                                                   -----------

LIABILITIES
   Payable for investment securities purchased ..............          550,416
   Accrued investment advisory fees (Note 3) ................           40,749
   Accrued trustees' fees ...................................              763
                                                                   -----------
      Total Liabilities .....................................          591,928
                                                                   -----------

NET ASSETS ..................................................    $  45,682,351
                                                                   ===========

Net assets consist of:
   Paid-in capital ..........................................    $  33,236,393
   Accumulated undistributed net investment income ..........           72,432
   Accumulated net realized losses from security transactions         (251,970)
   Net unrealized appreciation on investments ...............       12,625,496
                                                                   -----------
Net assets ..................................................    $  45,682,351
                                                                   ===========


Shares of beneficial interest outstanding (unlimited number of
   shares authorized, no par value) .........................        3,158,652
                                                                   ===========


Net asset value, re$emption price and offering price
   per share (Note 1) .......................................    $       14.46
                                                                   ===========


See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)
================================================================================
INVESTMENT INCOME
   Dividends (Net of foreign tax of $20) ....................      $   404,735
                                                                   -----------

EXPENSES
   Investment advisory fees (Note 3) ........................          298,633
   Trustees' fees ...........................................            1,512
   Interest expense (Note 4) ................................               38
                                                                   -----------
      TOTAL EXPENSES ........................................          300,183
                                                                   -----------

NET INVESTMENT INCOME .......................................          104,552
                                                                   -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions ............          245,298
   Net change in unrealized appreciation/depreciation
     on investments .........................................        5,132,289
                                                                   -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ............        5,377,587
                                                                   -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..................      $ 5,482,139
                                                                   ===========





See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
========================================================================================
                                                             SIX MONTHS
                                                                ENDED           YEAR
                                                          JANUARY 31, 2007      ENDED
                                                             (UNAUDITED)   JULY 31, 2006
----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss) ..........................   $   104,552    $   (179,873)
   Net realized gains from security transactions .........       245,298         462,189
   Net change in unrealized appreciation/
      depreciation on investments ........................     5,132,289         (29,502)
                                                            ------------    ------------
Net increase in net assets resulting from operations .....     5,482,139         252,814
                                                            ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ............................       (32,120)           --
                                                            ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .............................     3,017,906       7,425,100
   Net asset value of shares issued in revinvestment
      of distributions to shareholders ...................        27,152            --
   Payments for shares redeemed ..........................    (1,500,064)     (4,798,480)
                                                            ------------    ------------
Net increase in net assets from
   capital share transactions ............................     1,544,994       2,626,620
                                                            ------------    ------------

TOTAL INCREASE IN NET ASSETS .............................     6,995,013       2,879,434

NET ASSETS
   Beginning of period ...................................    38,687,338      35,807,904
                                                            ------------    ------------
   End of period .........................................  $ 45,682,351    $ 38,687,338
                                                            ============    ============

ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME .................................  $     72,432    $        --
                                                            ============    ============

CAPITAL SHARE ACTIVITY
   Sold ..................................................       215,825         569,986
   Reinvested ............................................         1,920            --
   Redeemed ..............................................      (108,412)       (366,620)
                                                            ------------    ------------
   Net increase in shares outstanding ....................       109,333         203,366
   Shares outstanding, beginning of period ...............     3,049,319       2,845,953
                                                            ------------    ------------
   Shares outstanding, end of period .....................     3,158,652       3,049,319
                                                            ============    ============

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                         Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                             SIX MONTHS
                                               ENDED            YEAR           YEAR           YEAR          YEAR          PERIOD
                                             JANUARY 31,        ENDED         ENDED           ENDED         ENDED          ENDED
                                                2007           JULY 31,       JULY 31,       JULY 31,      JULY 31,       JULY 31,
                                            (UNAUDITED)         2006           2005            2004          2003         2002(a)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....  $  12.69        $  12.58       $  11.03       $   9.78      $   8.56      $    10.00
                                              --------        --------       --------       --------      --------      ----------
Income (loss) from investment operations:
   Net investment income (loss) ............      0.03          ( 0.06)        ( 0.03)        ( 0.05)       ( 0.04)          (0.01)
   Net realized and unrealized gains
      (losses) on investments ..............      1.75            0.17           1.58           1.30          1.26          ( 1.43)
                                              --------        --------       --------       --------      --------      ----------
   Total from investment operations ........      1.78            0.11           1.55           1.25          1.22          ( 1.44)
                                              --------        --------       --------       --------      --------      ----------
Less distributions from:
   Net investment income ...................    ( 0.01)            --             --             --            --              --
                                              --------        --------       --------       --------      --------      ----------
Net asset value at end of period ...........  $  14.46        $  12.69       $  12.58%      $  11.03      $   9.78      $     8.56
                                              ========        ========       ========       ========      ========      ==========
Total return  ..............................   14.03%(b)          0.87%         14.05%         12.78%        14.25%      (14.40%)(b)
                                              ========        ========       ========       ========      ========      ==========
Net assets at end of period (000's) ........  $ 45,682        $ 38,687       $ 35,808       $ 22,652      $ 13,955      $    7,241
                                              ========        ========       ========       ========      ========      ==========
Ratio of expenses to average net assets ....    1.41%(c)          1.41%          1.41%          1.42%         1.43%         1.46%(c)

Ratio of net investment income (loss) to
   average net assets ......................    0.49%(c)       ( 0.47%)       ( 0.28%)       ( 0.56%)      ( 0.49%)      ( 0.72%)(c)

Portfolio turnover rate ....................       3%(b)           12%             11%             8%            5%            1%(c)

(a) Represents the period from the commencement of operations (December 28, 2001) through July 31, 2002.

(b)  Not annualized.

(c)  Annualized.

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
================================================================================
  SHARES      COMMON STOCKS -- 99.9%                                VALUE
--------------------------------------------------------------------------------
              BEVERAGES -- 1.1%
    4,000     Fomento Economico Mexicano, S.A.B de C.V. - ADR     $  480,280
                                                                  ----------

              BIOTECHNOLOGY -- 2.8%
    5,300     Amgen, Inc.* ..................................        372,961
   27,400     deCODE genetics, Inc.* ........................        100,558
    4,900     Genentech, Inc.* ..............................        428,113
    6,000     Genzyme Corporation* ..........................        394,380
                                                                  ----------
                                                                   1,296,012
                                                                  ----------
              CHEMICALS -- 2.3%
   12,700     Ecolab, Inc. ..................................        557,530
   12,600     Sigma-Aldrich Corporation .....................        478,170
                                                                  ----------
                                                                   1,035,700
                                                                  ----------
              COMMERCIAL SERVICES -- 3.5%
   17,900     Accenture Ltd. - Class A ......................        675,725
   12,700     Manpower, Inc. ................................        926,211
                                                                  ----------
                                                                   1,601,936
                                                                  ----------
              COMPUTERS -- 5.1%
    9,500     Affiliated Computer Services, Inc. - Class A* .        465,405
   45,000     EMC Corporation* ..............................        629,550
   12,000     Hewlett-Packard Company .......................        519,360
    7,400     International Business Machines Corporation ...        733,710
                                                                  ----------
                                                                   2,348,025
                                                                  ----------
              COSMETICS/PERSONAL CARE -- 0.4%
    8,200     Alberto-Culver Company ........................        187,534
                                                                  ----------

              DISTRIBUTION/WHOLESALE -- 1.2%
    7,300     Grainger (W.W.), Inc. .........................        566,845
                                                                  ----------

              DIVERSIFIED FINANCIAL SERVICES -- 2.7%
    5,300     Bear Stearns Companies, Inc. (The) ............        873,705
    4,400     Lehman Brothers Holdings, Inc. ................        361,856
                                                                  ----------
                                                                   1,235,561
                                                                  ----------
              ELECTRONICS -- 8.8%
   13,600     Agilent Technologies, Inc.* ...................        435,200
    9,500     Dionex Corporation* ...........................        564,490
   40,000     Flextronics International Ltd.* ...............        465,200
   20,800     Garmin Ltd. ...................................      1,044,576
   24,800     LoJack Corporation* ...........................        444,664
   18,900     Trimble Navigation Ltd.* ......................      1,069,362
                                                                  ----------
                                                                   4,023,492
                                                                  ----------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2007 (UNAUDITED)
================================================================================
  SHARES      COMMON STOCKS -- 99.9% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
              ENVIRONMENTAL CONTROL -- 1.2%
   14,700     Waste Management, Inc. ........................     $  558,306
                                                                  ----------

              FOOD -- 1.4%
   10,500     Sysco Corporation .............................        362,775
    6,400     Whole Foods Market, Inc. ......................        276,416
                                                                  ----------
                                                                     639,191
                                                                  ----------
              HEALTH CARE products -- 7.1%
    4,000     Alcon, Inc. ...................................        471,040
   11,000     Baxter International, Inc. ....................        546,260
   12,700     Henry Schein, Inc.* ...........................        644,779
   21,000     Medtronic, Inc. ...............................      1,122,450
    7,500     Stryker Corporation ...........................        464,550
                                                                  ----------
                                                                   3,249,079
                                                                  ----------
              HEALTH CARE SERVICES -- 2.5%
   11,400     Covance, Inc.* ................................        702,810
    8,800     UnitedHealth Group, Inc. ......................        459,888
                                                                  ----------
                                                                   1,162,698
                                                                  ----------
              HOME FURNISHINGS -- 1.8%
    8,600     Harman International Industries, Inc. .........        813,302
                                                                  ----------

              HOUSEHOLD PRODUCTS -- 2.8%
   23,600     Scotts Miracle-Gro Company (The) - Class A ....      1,264,252
                                                                  ----------

              INTERNET -- 4.5%
    3,600     Google, Inc. - Class A* .......................      1,804,680
   12,000     RADVISION Ltd* ................................        234,360
                                                                  ----------
                                                                   2,039,040
                                                                  ----------
              IRON/STEEL -- 1.3%
    9,000     Nucor Corporation .............................        580,860
                                                                  ----------

              LODGING -- 2.6%
   12,000     Boyd Gaming Corporation .......................        570,840
    7,200     Harrah's Entertainment, Inc. ..................        608,256
                                                                  ----------
                                                                   1,179,096
                                                                  ----------
              MACHINERY-CONSTRUCTION & MINING -- 0.3%
    2,000     Caterpillar, Inc. .............................        128,140
                                                                  ----------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2007 (UNAUDITED)
================================================================================
  SHARES      COMMON STOCKS -- 99.9% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
              MEDIA -- 5.3%
   13,500     Comcast Corporation - Class A* ................     $  598,320
   10,300     McGraw-Hill Companies, Inc. (The) .............        690,924
   10,500     Meredith Corporation ..........................        619,080
   15,000     Walt Disney Company (The) .....................        527,550
                                                                  ----------
                                                                   2,435,874
                                                                  ----------
              MISCELLANEOUS MANUFACTURING -- 4.1%
    7,300     3M Company ....................................        542,390
    4,000     Danaher Corporation ...........................        296,240
   10,800     General Electric Company ......................        389,340
   18,100     Pall Corporation ..............................        629,156
                                                                  ----------
                                                                   1,857,126
                                                                  ----------
              OFFICE/BUSINESS EQUIPMENT -- 1.2%
   11,700     Pitney Bowes, Inc. ............................        560,079
                                                                  ----------

              PHARMACEUTICALS -- 10.1%
   14,000     Abbott Laboratories ...........................        742,000
   26,000     Eli Lilly and Company .........................      1,407,120
   13,000     Novartis AG - ADR .............................        749,970
   30,000     Pfizer, Inc. ..................................        787,200
   12,600     Teva Pharmaceutical Industries Ltd. - ADR .....        442,260
   10,000     Wyeth .........................................        494,100
                                                                  ----------
                                                                   4,622,650
                                                                  ----------
              RETAIL -- 3.8%
   13,700     Bed Bath & Beyond, Inc.* ......................        578,003
   17,250     Men's Wearhouse, Inc. (The) ...................        740,715
   13,700     PETsMART, Inc. ................................        418,398
                                                                  ----------
                                                                   1,737,116
                                                                  ----------
              SEMICONDUCTORs -- 2.4%
   33,000     Applied Materials, Inc. .......................        585,090
   13,700     Intel Corporation .............................        287,152
    7,400     Texas Instruments, Inc. .......................        230,806
                                                                  ----------
                                                                   1,103,048
                                                                  ----------
              SOFTWARE -- 11.3%
   19,000     Adobe Systems, Inc.* ..........................        738,530
   21,200     Citrix Systems, Inc.* .........................        671,404
   32,000     Intuit, Inc.* .................................      1,006,400
   40,000     Microsoft Corporation .........................      1,234,400
   60,000     Oracle Corporation* ...........................      1,029,600
   10,500     SAP AG - Sponsored ADR ........................        486,570
                                                                  ----------
                                                                   5,166,904
                                                                  ----------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2007 (UNAUDITED)
================================================================================
  SHARES      COMMON STOCKS -- 99.9% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
              TELECOMMUNICATIONS -- 7.0%
   14,700     Amdocs Ltd.* ..................................     $  509,796
   26,000     Cisco Systems, Inc.* ..........................        691,340
   21,100     Corning, Inc.* ................................        439,724
   37,200     Nokia Corporation - ADR .......................        822,120
   13,700     QUALCOMM, Inc. ................................        515,942
   19,500     Tellabs, Inc.* ................................        196,365
                                                                  ----------
                                                                   3,175,287
                                                                  ----------
              TRANSPORTATION -- 1.3%
    5,300     FedEx Corporation .............................        585,120
                                                                  ----------

              TOTAL COMMON STOCKS (Cost $33,007,057) ........   $ 45,632,553
                                                                  ----------


================================================================================
  SHARES      MONEY MARKET FUNDS -- 1.2%                              VALUE
--------------------------------------------------------------------------------
  569,257     First American Treasury Obligations Fund - Class Y
              (Cost $569,257) ...............................     $  569,257
                                                                  ----------

              TOTAL INVESTMENTS AT VALUE -- 101.1%
               (Cost $33,576,314)............................   $ 46,201,810

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1%)      ( 519,459)
                                                                  ----------

              NET ASSETS -- 100.0% ..........................   $ 45,682,351
                                                                ============


* Non-income producing security

ADR - American Depositary Receipt

See accompanying notes to financial statements.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2007 (UNAUDITED)
================================================================================

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The GKM Growth Fund (the "Fund") is a diversified series of The GKM Funds (the "Trust"), an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 2, 2001. On December 14, 2001, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to three individuals affiliated with GKM Advisers, LLC (the "Adviser"), the investment adviser to the Fund. The public offering of shares of the Fund commenced on December 28, 2001. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The investment objective of the Fund is long-term capital appreciation.

SECURITIES VALUATION - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

SHARE VALUATION - The net asset value of the Fund's shares is calculated at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day that the Trust is open for business. The net asset value is calculated by dividing the value of the Fund's total assets, minus liabilities, by the total number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions during the year ended July 31, 2006. The tax character of distributions paid during the period ended January 31, 2007 was ordinary income.

ESTIMATES  -  The  preparation  of  financial   statements  in  conformity  with
accounting principles generally accepted in the United States of America requires management to make estimates and

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provisions for income taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of January 31, 2007:

================================================================================
Cost of portfolio investments ............................   $ 33,576,314
                                                             ============
Gross unrealized appreciation ............................   $ 13,219,706
Gross unrealized depreciation ............................       (594,210)
                                                             ------------
Net unrealized appreciation ..............................   $ 12,625,496
Accumulated ordinary income ..............................         72,432
Capital loss carryforwards ...............................       (497,268)
Other gains ..............................................        245,298
                                                             ------------
Total distributable earnings .............................   $ 12,445,958
                                                             ============
================================================================================
As of January 31, 2007, the Fund had capital loss carryforwards of $497,268, of which $2,590 expires July 31, 2011, $341,864 expires July 31, 2012, $147,967 expires July 31, 2013 and $4,847 expires July 31, 2014. These capital loss carryforwards may be utilized in the current and future years to offset net
realized   capital  gains,  if  any,  prior  to   distributing   such  gains  to
shareholders.

2. INVESTMENT TRANSACTIONS

During the six months ended January 31, 2007, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $2,727,077 and $1,216,847 respectively.

3.  TRANSACTIONS WITH AFFILIATES

A Trustee and certain officers of the Trust are affiliated with the Adviser or with Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent.

Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser serves as the investment adviser to the Fund. For its services, the Fund pays the Adviser an investment management fee at the annual rate of 1.40% of the Fund's average daily net assets.

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
================================================================================
The Adviser pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested Trustees, extraordinary expenses and distribution and/or service related expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940 (if any).

The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

The Trust and the Adviser have entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The fees payable to the Distributor are paid by the Adviser (not the Fund).

During the six months ended January 31, 2007, the Trust paid commissions of $1,515 to Samuels Chase & Co., Inc., a broker-dealer affiliated with the Adviser, to execute portfolio transactions.

4. BANK LINE OF CREDIT

The Fund has an unsecured $1,725,000 bank line of credit. Borrowings under this arrangement bear interest at a rate per annum equal to the Prime Rate minus 0.25% at the time of borrowing. During the six months ended January 31, 2007, the Fund incurred $38 of interest expense related to borrowings. The average debt outstanding and the average interest rate during the six months ended January 31, 2007 was $929 and 7.75%, respectively. The largest outstanding borrowing during the six months ended January 31, 2007 was $53,000. As of January 31, 2007, the Fund had no outstanding borrowings.

5.  CONTINGENCIES  AND COMMITMENTS

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

6.  ACCOUNTING  PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year

GKM FUNDS
GKM GROWTH FUND
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
================================================================================
and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in net asset value calculations as late as the last such calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its Semi-Annual Report on January 31, 2008.

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

GKM FUNDS
GKM GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you will incur ongoing costs, including management fees and other expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2006 - January 31, 2007).

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return before expenses. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.


GKM FUNDS
GKM GROWTH FUND
ABOUT YOUR FUND'S EXPENSES (CONTINUED) (UNAUDITED)
============================================================================================
--------------------------------------------------------------------------------------------
                                      BEGINNING            ENDING
                                    ACCOUNT VALUE       ACCOUNT VALUE       EXPENSES PAID
                                    AUGUST 1, 2006     JANUARY 31, 2007     DURING PERIOD*
--------------------------------------------------------------------------------------------
Based on Actual Fund Return .........  $1,000.00            $1,140.30            $7.61
Based on Hypothetical 5% Return
 (before expenses) ..................  $1,000.00            $1,018.10            $7.17
--------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.41% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================
The Trust files a complete listing of portfolio holdings of the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request by calling 1-888-GKM-9518. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-GKM-9518, or on the Securities and Exchange Commission's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-GKM-9518, or on the Securities and Exchange Commission's website at http://www.sec.gov.

GKM FUNDS
GKM GROWTH FUND
APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (UNAUDITED)
================================================================================
The Board of Trustees, including the Trustees who are not interested persons of the Trust or interested parties to the Fund's Management Agreement (the "Independent Trustees") voting separately, have reviewed and approved the continuance of the Fund's Management Agreement (the "Agreement") with the Adviser. Approval took place at an in-person meeting, held on September 19, 2006 at which all of the Trustees were present.

The Trustees were advised by independent counsel of their fiduciary obligations in approving the Agreement and the Trustees requested such information from the Adviser as they deemed reasonably necessary to evaluate the terms of the Agreement and whether the Agreement continues to be in the best interests of the Fund and its shareholders. The Trustees reviewed: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund's shareholders. The Trustees reviewed the background, qualifications, education and experience of the Adviser's investment and operational personnel. The Trustees also discussed and considered the quality of administrative and other services provided to the Trust, the Adviser's compliance program, and the Adviser's role in coordinating such services and programs. The Independent Trustees were advised by experienced independent counsel throughout the process. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Agreement with management and also met in a private session with counsel at which no representatives of the Adviser were present.

NATURE, EXTENT AND QUALITY OF SERVICES
The Trustees considered the responsibilities of the Adviser under the Agreement, noting that the Adviser is responsible for providing the Fund with investment research and advice, and determining the securities to be purchased and sold in accordance with the investment objective and policies of the Fund. The Trustees reviewed a current copy of the Adviser's Form ADV which included biographical information on each of the Adviser's key personnel from its investment management and compliance teams. Members of the Adviser's investment management and compliance teams' backgrounds and experience in the financial industry were discussed. The Trustees also discussed the Adviser's compliance procedures and its commitment to compliance.

The Trustees also discussed the Adviser's responsibilities with regards to brokerage selection. Because the Adviser has directed all of the Fund's brokerage to an affiliated broker-dealer, the Trustees considered and discussed the benefits accruing to the Adviser from this relationship. The Trustees took note of the fact that the Adviser does not participate in any soft dollar arrangements.

GKM FUNDS
GKM GROWTH FUND
APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (UNAUDITED) (CONTINUED)
================================================================================
INVESTMENT RESULTS
The Adviser provided the Trustees with extensive information to assist them in analyzing the performance of the Fund over various periods. The Fund's returns were compared to the returns of relevant indices and similarly managed mutual funds. These analyses and comparisons showed that, since the inception of the Fund, the Fund's performance compares favorably against the returns of the S&P 500 Index and the averages of other funds with similar investment strategies over virtually all periods prior to 2006. The Adviser discussed the factors behind the Fund's recent underperformance, noting that a significant factor in such underperformance is the Adviser's decision not to invest in commodity related stocks, which the Adviser believes do not provide long-term growth prospects. It was also pointed out that the Fund's lack of exposure to small- and mid-cap stocks has hurt relative performance.

The Trustees noted that the Fund has an overall 4-star rating from Morningstar in the Large Cap Growth category. The Trustees further noted that the Fund's performance exceeded the average performance for funds in this category over each of the six month, one year and three year periods ended June 30, 2006.

The Trustees next discussed the Fund's low portfolio turnover rate in achieving the Fund's performance record. It was noted by the Trustees that a low portfolio turnover rate generally means that a fund will incur less transaction costs than funds with higher portfolio turnover rates. The Trustees concluded that the Adviser's management style has lowered the Fund's transaction costs resulting in an increase in the Fund's performance record. The Trustees further noted that the Adviser's management style leads to a more tax efficient investment, thus reducing an investor's tax burden.

ADVISORY FEES AND TOTAL EXPENSES
In reviewing the advisory fee and total expense ratio of the Fund, the Trustees were provided with comparative expense and advisory fee information for equity funds classified by Morningstar as Large Cap Growth funds. The Trustees considered the Fund's unique fee arrangement in which the Adviser is responsible for paying most the Fund's ordinary operating expenses out of its resources, noting that comparisons with the Fund's overall expense ratio may be more relevant than comparisons of advisory fees only. The Trustees specifically noted that the Fund's total expense ratio (1.41% in the most recent fiscal year), while slightly higher than the average of all funds classified by Morningstar as Large Cap Growth (1.26%), is equal to the average of such funds having less than $100 million in assets (1.41%).

The Trustees reviewed and discussed a recent balance sheet of the Adviser and a statement of the Adviser's revenues and expenses with respect to the Agreement.

The Trustees also reviewed information regarding the advisory fees paid by institutional and other private clients of the Adviser with similar investment mandates. They noted, however, that there were significant investment, operational and regulatory differences between advising a mutual fund and institutional or private clients.

GKM FUNDS
GKM GROWTH FUND
APPROVAL OF INVESTMENT MANAGEMENT
AGREEMENT (UNAUDITED) (CONTINUED)
================================================================================
ANCILLARY BENEFITS
The Trustees discussed any ancillary benefits that the Adviser may receive with regard to providing services to the Fund and concluded that, in light of the amounts involved, this factor is only a secondary factor in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund.

ECONOMIES OF SCALE
The Trustees discussed economies of scale, noting that at the present time the Fund has not realized any significant economies of scale. The Board observed that as the Fund continues to grow in assets, this factor will become more relevant to their consideration process.

CONCLUSIONS
Based on their review, including their consideration of each of the factors referred to above, the Independent Trustees concluded that: (i) based on the historical performance of the Fund, and in particular the good long-term performance record of the Fund, and the other services provided under the Agreement, such as monitoring adherence to the Fund's investment restrictions and overseeing the activities of the Fund's other service providers, they believe that the Adviser has provided high quality services to the Fund as compared to similarly managed funds; (ii) the Fund's overall expense ratio is equal to the average for comparably managed funds with assets of $100 million or less, as calculated and published by Morningstar; and (iii) comparisons between the advisory fees payable to the Adviser with other comparably managed funds and to the other non-investment company accounts managed by the Adviser were not meaningful due to the Adviser's commitment to the Fund to pay most of its ordinary operating expenses out of its own resources. The Independent Trustees decided that at the present time it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale. The Independent Trustees did note that as the Fund continues to grow in assets it may become necessary for the Adviser to consider adding fee breakpoints to the Management Agreement. The Independent Trustees also considered other benefits to, and the profitability of, the Fund to the Adviser but, given the amounts involved, viewed these as secondary factors in connection with the evaluation of the reasonableness of the advisory fees paid by the Fund.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Agreement. Rather, the Trustees, including the Independent Trustees voting separately, concluded, in light of a weighing and balancing of all factors considered that it would be in the best interests of the Fund and its shareholders to renew the Agreement for an additional annual period.

================================================================================



                            GKM FUNDS

                            INVESTMENT ADVISER
                            GKM Advisers, LLC
                            11150 Santa Monica Boulevard
                            Suite 850
                            Los Angeles, California 90025

                            ADMINISTRATOR
                            Ultimus Fund Solutions, LLC
                            225 Pictoria Drive
                            Suite 450
                            Cincinnati, Ohio 45246
                            1.888.GKM.9518

                            CUSTODIAN
                            US Bank, N.A.
                            425 Walnut Street
                            Cincinnati, Ohio 45202

                            BOARD OF TRUSTEES
                            Darrin F. DelConte
                            Brian D. Horner
                            Nicholas G. Tonsich
                            Timothy J. Wahl

                            OFFICERS
                            Timothy J. Wahl, President
                            Robert G. Dorsey, Vice President
                            David L. Kahn, CCO and Secretary
                            Mark J. Seger, Treasurer




================================================================================

ITEM 2. CODE OF ETHICS.


Not required


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable


ITEM 6. SCHEDULE OF INVESTMENTS.


Not applicable [schedule filed with Item 1]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 11. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required


(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto


(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable


(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto



Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act


Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act






                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The GKM Funds
             -------------------------------------------------------------------





By (Signature and Title)*           /s/ Timothy J. Wahl
                           -----------------------------------------------------
                                   Timothy J. Wahl, President


Date          March 12, 2007
      ----------------------------------








Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*           /s/ Timothy J. Wahl
                           -----------------------------------------------------
                                  Timothy J. Wahl, President


Date          March 12, 2007
      ----------------------------------------








By (Signature and Title)*           /s/ Mark J. Seger
                           -----------------------------------------------------
                                   Mark J. Seger, Treasurer


Date          March 12, 2007
      ------------------------------


* Print the name and title of each signing officer under his or her signature.